Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net	Plant and equipment, net consist of the following:
	September 30,	December 31,
	2024	2023
At cost:
Building improvement	$96,020	$92,438
Furniture and fixtures	260,199	250,493
Medical instruments	877,542	844,809
Motor vehicle	148,473	142,936
Office equipment	156,527	150,688
	1,538,761	1,481,364
Less: accumulated depreciation	(1,345,567)	(1,319,207)
Total	$193,194	$162,157
Plant and equipment, net consist of the following:
	December 31,
	2023	2022
At cost:
Building improvement	$92,438	$72,519
Furniture and fixtures	250,493	246,682
Medical instruments	844,809	791,514
Motor vehicle	142,936	142,936
Office equipment	150,688	146,432
	1,481,364	1,400,083
Less: accumulated depreciation	(1,319,207)	(1,277,410)
Total	$162,157	$122,673